ACCRUED EXPENSES AND OTHER CURRENT LIABLITIES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABLITIES

NOTE 8 – ACCRUED EXPENSES AND OTHER CURRENT LIABLITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2021	2020
Clinical trials expenses	$2,243	$231
Patents and other research expenses	58	302
Payroll expenses	84	149
Building and office expenses	438	337
Professional consultants expenses	527	839
Tax expenses	411	305
Deferred grant income	30	82
Short-term finance lease	-	5
Other expenses	142	307
	$3,933	$2,557